Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

May 31, 2020

MCE-QTLY-0720
1.870938.112

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	218,017	$2,143,107
Entertainment - 1.1%
Activision Blizzard, Inc.	32,414	2,333,160
Electronic Arts, Inc. (a)	44,077	5,416,182
Roku, Inc. Class A (a)	6,992	765,694
Spotify Technology SA (a)	20,864	3,774,924
		12,289,960
Interactive Media & Services - 0.2%
IAC/InterActiveCorp (a)	4,381	1,184,491
Match Group, Inc. (a)(b)	1,066	94,917
TripAdvisor, Inc.	16,945	326,700
Twitter, Inc. (a)	17,570	544,143
		2,150,251
Media - 1.6%
Cable One, Inc.	555	1,047,224
DISH Network Corp. Class A (a)	216,955	6,866,626
Liberty Broadband Corp. Class C (a)	2,119	289,498
Liberty Media Corp.:
rights 6/2/20 (a)	5,124	55,698
Liberty SiriusXM Series A (a)	27,979	1,021,234
Liberty SiriusXM Series C (a)	26,580	969,373
News Corp.:
Class A	244,251	2,992,075
Class B	54,042	662,555
Nexstar Broadcasting Group, Inc. Class A	2,330	194,112
Omnicom Group, Inc.	73,140	4,007,341
		18,105,736

TOTAL COMMUNICATION SERVICES		34,689,054

CONSUMER DISCRETIONARY - 12.3%
Distributors - 0.6%
LKQ Corp. (a)	229,808	6,310,528
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	3,951	442,038
Frontdoor, Inc. (a)	142,625	6,510,831
		6,952,869
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	9,874	9,912,607
Darden Restaurants, Inc.	16,769	1,288,865
Domino's Pizza, Inc.	4,274	1,649,080
Extended Stay America, Inc. unit	348,713	4,010,200
International Game Technology PLC (b)	121,330	1,022,812
Las Vegas Sands Corp.	28,743	1,377,939
MGM Mirage, Inc.	139,334	2,393,758
Norwegian Cruise Line Holdings Ltd. (a)(b)	81,756	1,280,299
Yum China Holdings, Inc.	52,405	2,428,448
		25,364,008
Household Durables - 3.4%
D.R. Horton, Inc.	167,568	9,266,510
Garmin Ltd.	80,635	7,270,858
Lennar Corp. Class A	135,846	8,213,249
NVR, Inc. (a)	1,673	5,389,754
PulteGroup, Inc.	191,567	6,507,531
Tempur Sealy International, Inc. (a)	15,808	1,031,156
		37,679,058
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	37,000	1,684,980
Etsy, Inc. (a)	38,127	3,087,524
Liberty Interactive Corp. QVC Group Series A (a)	211,945	1,745,367
Wayfair LLC Class A (a)	1,700	291,635
		6,809,506
Multiline Retail - 0.9%
Dollar General Corp.	30,031	5,751,237
Target Corp.	30,225	3,697,424
		9,448,661
Specialty Retail - 2.4%
AutoNation, Inc. (a)	57,503	2,270,218
AutoZone, Inc. (a)	2,468	2,832,918
Best Buy Co., Inc.	91,716	7,162,102
Burlington Stores, Inc. (a)	10,134	2,124,796
Dick's Sporting Goods, Inc.	49,616	1,789,153
O'Reilly Automotive, Inc. (a)	11,355	4,737,760
Tiffany & Co., Inc.	9,319	1,194,043
Williams-Sonoma, Inc. (b)	53,431	4,445,994
		26,556,984
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	4,309	786,522
lululemon athletica, Inc. (a)	31,491	9,450,292
PVH Corp.	27,033	1,229,191
Ralph Lauren Corp.	64,346	4,858,766
		16,324,771

TOTAL CONSUMER DISCRETIONARY		135,446,385

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.1%
Kroger Co.	259,395	8,461,465
Sprouts Farmers Market LLC (a)	27,470	690,321
U.S. Foods Holding Corp. (a)	150,259	2,875,957
		12,027,743
Food Products - 1.4%
Beyond Meat, Inc. (b)	2,523	323,676
Campbell Soup Co.	4,469	227,830
Conagra Brands, Inc.	35,147	1,222,764
General Mills, Inc.	5,642	355,672
Ingredion, Inc.	8,759	737,771
The Hershey Co.	35,674	4,840,248
Tyson Foods, Inc. Class A	118,054	7,253,238
		14,961,199
Household Products - 0.2%
Kimberly-Clark Corp.	16,776	2,372,797

TOTAL CONSUMER STAPLES		29,361,739

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc.	22,498	1,226,591
Devon Energy Corp.	254,607	2,752,302
EQT Corp.	69,018	920,700
Kinder Morgan, Inc.	310,750	4,909,850
Kosmos Energy Ltd.	401,222	730,224
Marathon Oil Corp.	89,021	475,372
Noble Energy, Inc.	125,322	1,094,061
The Williams Companies, Inc.	224,336	4,583,184
		16,692,284
FINANCIALS - 12.3%
Banks - 2.0%
East West Bancorp, Inc.	121,175	4,235,066
First Hawaiian, Inc.	83,518	1,440,686
First Horizon National Corp. (b)	144,579	1,351,814
KeyCorp	47,571	563,716
M&T Bank Corp.	52,907	5,590,154
PacWest Bancorp	49,672	859,822
Regions Financial Corp.	560,155	6,335,353
Umpqua Holdings Corp.	84,745	965,246
Webster Financial Corp.	18,097	512,145
		21,854,002
Capital Markets - 5.7%
Affiliated Managers Group, Inc. (b)	73,039	4,865,858
Ameriprise Financial, Inc.	54,204	7,592,354
Bank of New York Mellon Corp.	29,969	1,113,948
Cboe Global Markets, Inc.	4,513	480,454
E*TRADE Financial Corp.	6,432	292,913
Invesco Ltd.	160,682	1,280,636
LPL Financial	65,744	4,693,464
MarketAxess Holdings, Inc.	18,629	9,474,523
Moody's Corp.	7,802	2,086,333
Morningstar, Inc.	32,400	4,967,568
MSCI, Inc.	28,568	9,394,587
SEI Investments Co.	116,638	6,324,112
State Street Corp.	121,101	7,382,317
T. Rowe Price Group, Inc.	26,396	3,191,276
		63,140,343
Consumer Finance - 0.6%
Ally Financial, Inc.	107,660	1,877,590
Synchrony Financial	240,522	4,899,433
		6,777,023
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	35,999	687,941
Jefferies Financial Group, Inc.	129,279	1,893,937
		2,581,878
Insurance - 3.3%
American Financial Group, Inc.	4,636	279,273
American International Group, Inc. warrants 1/19/21 (a)	574	517
Arch Capital Group Ltd. (a)	73,280	2,067,962
CNA Financial Corp.	22,648	684,649
First American Financial Corp.	119,472	6,032,141
FNF Group	181,660	5,794,954
Hanover Insurance Group, Inc.	26,825	2,691,889
Hartford Financial Services Group, Inc.	113,560	4,348,212
Primerica, Inc. (b)	13,853	1,574,255
Prudential Financial, Inc.	23,629	1,440,424
Reinsurance Group of America, Inc.	12,867	1,167,680
Unum Group	46,591	705,854
W.R. Berkley Corp.	111,987	6,489,647
Willis Group Holdings PLC	14,489	2,939,818
		36,217,275
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	722,432	4,450,181
MFA Financial, Inc.	734,440	1,241,204
		5,691,385

TOTAL FINANCIALS		136,261,906

HEALTH CARE - 13.4%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (a)	13,444	1,818,570
Biogen, Inc. (a)	15,696	4,820,085
BioMarin Pharmaceutical, Inc. (a)	18,671	1,989,395
Incyte Corp. (a)	83,398	8,499,090
Moderna, Inc. (a)	20,356	1,251,894
Momenta Pharmaceuticals, Inc. (a)	26,736	841,649
Regeneron Pharmaceuticals, Inc. (a)	6,440	3,946,496
Seattle Genetics, Inc. (a)	2,402	377,618
United Therapeutics Corp. (a)	34,207	4,034,716
Vir Biotechnology, Inc. (a)	5,909	201,970
		27,781,483
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a)	8,617	2,116,508
Boston Scientific Corp. (a)	114,505	4,350,045
Dentsply Sirona, Inc.	39,041	1,816,187
DexCom, Inc. (a)	18,459	6,983,224
Edwards Lifesciences Corp. (a)	10,256	2,304,728
Hill-Rom Holdings, Inc.	58,799	5,978,094
Hologic, Inc. (a)	138,516	7,341,348
Integra LifeSciences Holdings Corp. (a)	8,791	458,099
Quidel Corp. (a)	4,090	715,750
ResMed, Inc.	1,822	293,014
Varian Medical Systems, Inc. (a)	10,803	1,311,376
West Pharmaceutical Services, Inc.	35,288	7,623,620
Zimmer Biomet Holdings, Inc.	33,129	4,185,518
		45,477,511
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	71,304	6,798,123
Cardinal Health, Inc.	87,198	4,768,859
Centene Corp. (a)	20,611	1,365,479
DaVita HealthCare Partners, Inc. (a)	77,208	6,250,760
Humana, Inc.	16,643	6,834,448
McKesson Corp.	59,779	9,485,134
Molina Healthcare, Inc. (a)	24,984	4,642,527
Quest Diagnostics, Inc.	17,332	2,050,029
		42,195,359
Health Care Technology - 1.8%
Cerner Corp.	124,437	9,071,457
Veeva Systems, Inc. Class A (a)	47,918	10,487,813
		19,559,270
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp.	35,977	1,392,310
Bruker Corp.	31,851	1,378,511
QIAGEN NV (a)	8,997	393,979
		3,164,800
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	53,469	6,379,921
Mylan NV (a)	208,826	3,564,660
		9,944,581

TOTAL HEALTH CARE		148,123,004

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.1%
Harris Corp.	48,094	9,592,348
HEICO Corp.	48,967	4,933,915
HEICO Corp. Class A	13,833	1,161,280
Howmet Aerospace, Inc.	274,584	3,591,559
Mercury Systems, Inc. (a)	13,878	1,239,999
Northrop Grumman Corp.	7,213	2,417,798
Teledyne Technologies, Inc. (a)	1,367	511,422
		23,448,321
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	10,279	785,007
Airlines - 0.1%
JetBlue Airways Corp. (a)	147,732	1,487,661
Building Products - 0.9%
Fortune Brands Home & Security, Inc.	111,888	6,820,692
Trane Technologies PLC	39,196	3,535,871
		10,356,563
Commercial Services & Supplies - 2.1%
Cintas Corp.	35,606	8,828,864
IAA Spinco, Inc. (a)	16,425	673,425
KAR Auction Services, Inc.	302,611	4,342,468
Republic Services, Inc.	91,425	7,813,181
Waste Management, Inc.	15,380	1,641,815
		23,299,753
Construction & Engineering - 0.3%
EMCOR Group, Inc.	40,137	2,550,706
Valmont Industries, Inc.	3,824	435,936
		2,986,642
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	13,481	1,500,031
nVent Electric PLC	39,043	715,658
Regal Beloit Corp.	24,878	1,978,796
Rockwell Automation, Inc.	34,912	7,546,578
		11,741,063
Machinery - 3.4%
AGCO Corp.	105,353	5,818,646
Allison Transmission Holdings, Inc.	92,631	3,494,041
Crane Co.	25,836	1,439,582
Cummins, Inc.	57,393	9,733,853
Gardner Denver Holdings, Inc. (a)	34,627	976,481
Oshkosh Corp.	9,911	711,808
PACCAR, Inc.	132,066	9,754,395
Stanley Black & Decker, Inc.	27,311	3,426,165
Westinghouse Air Brake Co.	6,737	411,429
Woodward, Inc.	24,139	1,655,453
		37,421,853
Professional Services - 1.3%
CoStar Group, Inc. (a)	6,871	4,512,873
Nielsen Holdings PLC	245,422	3,408,912
Robert Half International, Inc.	124,893	6,337,071
		14,258,856
Road & Rail - 0.5%
Kansas City Southern	34,274	5,158,922
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)	5,809	193,440

TOTAL INDUSTRIALS		131,138,081

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	5,014	1,170,568
Ciena Corp. (a)	131,676	7,276,416
CommScope Holding Co., Inc. (a)	19,659	202,684
Juniper Networks, Inc.	288,394	6,996,438
Ubiquiti, Inc. (b)	3,122	575,728
		16,221,834
Electronic Equipment & Components - 2.4%
Dolby Laboratories, Inc. Class A	17,155	1,041,823
Jabil, Inc.	123,546	3,696,496
Keysight Technologies, Inc. (a)	68,020	7,355,003
National Instruments Corp.	167,174	6,472,977
Zebra Technologies Corp. Class A (a)	31,224	8,159,456
		26,725,755
IT Services - 5.1%
Akamai Technologies, Inc. (a)	27,985	2,960,813
Alliance Data Systems Corp.	30,927	1,432,848
Amdocs Ltd.	106,956	6,659,081
Booz Allen Hamilton Holding Corp. Class A	65,099	5,192,296
CACI International, Inc. Class A (a)	4,355	1,092,147
EPAM Systems, Inc. (a)	6,381	1,471,714
Euronet Worldwide, Inc. (a)	34,269	3,246,302
Fiserv, Inc. (a)	80,106	8,552,918
FleetCor Technologies, Inc. (a)	766	186,743
Genpact Ltd.	124,444	4,473,762
Global Payments, Inc.	35,640	6,397,024
GoDaddy, Inc. (a)	45,648	3,526,308
Okta, Inc. (a)	21,886	4,280,464
Sabre Corp. (b)	317,147	2,210,515
Switch, Inc. Class A	96,413	1,842,452
Twilio, Inc. Class A (a)	4,194	828,734
VeriSign, Inc. (a)	7,619	1,668,637
		56,022,758
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	255,214	13,730,508
Applied Materials, Inc.	43,288	2,431,920
Enphase Energy, Inc. (a)	20,330	1,183,003
KLA-Tencor Corp.	27,065	4,762,357
Lam Research Corp.	40,619	11,116,202
Marvell Technology Group Ltd.	39,586	1,291,295
Maxim Integrated Products, Inc.	80,877	4,664,985
Microchip Technology, Inc.	12,437	1,194,201
Micron Technology, Inc. (a)	21,439	1,027,142
ON Semiconductor Corp. (a)	97,914	1,614,602
Qorvo, Inc. (a)	36,560	3,829,294
Skyworks Solutions, Inc.	40,697	4,824,222
Teradyne, Inc.	65,115	4,364,007
Xilinx, Inc.	53,956	4,961,254
		60,994,992
Software - 7.4%
Atlassian Corp. PLC (a)	51,131	9,474,574
Avalara, Inc. (a)	66,924	7,164,883
Bill.Com Holdings, Inc. (a)	2,882	200,702
Cadence Design Systems, Inc. (a)	109,277	9,975,897
Citrix Systems, Inc.	52,604	7,791,704
Coupa Software, Inc. (a)	12,606	2,867,991
DocuSign, Inc. (a)	53,837	7,523,182
Dropbox, Inc. Class A (a)	264,484	5,969,404
Everbridge, Inc. (a)	4,750	694,735
Fair Isaac Corp. (a)	18,724	7,539,219
Manhattan Associates, Inc. (a)	8,960	792,064
Nortonlifelock, Inc.	18,563	422,865
Nuance Communications, Inc. (a)	305,636	6,992,952
Paycom Software, Inc. (a)	604	179,527
Proofpoint, Inc. (a)	7,133	829,354
RingCentral, Inc. (a)	5,242	1,437,619
SS&C Technologies Holdings, Inc.	34,729	2,010,635
Synopsys, Inc. (a)	56,885	10,291,065
		82,158,372
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	61,438	2,726,004
Xerox Holdings Corp.	78,291	1,243,261
		3,969,265

TOTAL INFORMATION TECHNOLOGY		246,092,976

MATERIALS - 5.1%
Chemicals - 2.0%
Cabot Corp.	7,385	263,792
CF Industries Holdings, Inc.	177,396	5,210,121
Corteva, Inc.	134,515	3,673,605
Eastman Chemical Co.	75,188	5,118,799
Huntsman Corp.	240,394	4,363,151
The Scotts Miracle-Gro Co. Class A	25,480	3,632,684
		22,262,152
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	6,156	1,182,506
Vulcan Materials Co.	19,906	2,156,218
		3,338,724
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	12,096	791,441
Graphic Packaging Holding Co.	261,093	3,778,016
		4,569,457
Metals & Mining - 2.4%
Arconic Rolled Products Corp. (a)	68,646	993,308
Freeport-McMoRan, Inc.	61,459	557,433
Newmont Corp.	207,561	12,136,092
Reliance Steel & Aluminum Co.	64,773	6,282,981
Royal Gold, Inc.	16,320	2,173,824
Steel Dynamics, Inc.	164,117	4,358,948
		26,502,586

TOTAL MATERIALS		56,672,919

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	9,204	1,414,839
Apartment Investment & Management Co. Class A	98,270	3,623,215
Apple Hospitality (REIT), Inc.	317,720	3,243,921
AvalonBay Communities, Inc.	29,908	4,665,947
Brandywine Realty Trust (SBI)	59,943	578,450
Brixmor Property Group, Inc.	307,302	3,429,490
Camden Property Trust (SBI)	71,305	6,529,399
Colony Capital, Inc.	51,070	102,651
Columbia Property Trust, Inc.	131,007	1,667,719
Cousins Properties, Inc.	26,678	830,219
CyrusOne, Inc.	8,059	599,106
Digital Realty Trust, Inc.	7,916	1,136,421
Douglas Emmett, Inc.	178,628	5,244,518
EastGroup Properties, Inc.	13,261	1,541,591
Equity Commonwealth	28,778	969,819
Equity Lifestyle Properties, Inc.	62,739	3,908,640
Equity Residential (SBI)	24,703	1,496,014
Essex Property Trust, Inc.	27,985	6,793,918
Gaming & Leisure Properties	172,743	5,966,543
Hospitality Properties Trust (SBI)	82,185	554,749
Host Hotels & Resorts, Inc.	452,348	5,401,035
Lamar Advertising Co. Class A	32,930	2,183,259
Life Storage, Inc.	14,383	1,402,055
Outfront Media, Inc.	133,863	1,879,437
Paramount Group, Inc.	43,805	337,737
Park Hotels & Resorts, Inc.	286,996	2,821,171
Realty Income Corp.	55,960	3,095,148
Retail Properties America, Inc.	305,317	1,654,818
SBA Communications Corp. Class A	14,158	4,447,453
SL Green Realty Corp.	1,729	72,825
VICI Properties, Inc.	35,034	687,367
		78,279,474
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	59,201	2,603,660
Howard Hughes Corp. (a)	2,929	148,354
		2,752,014

TOTAL REAL ESTATE		81,031,488

UTILITIES - 6.2%
Electric Utilities - 2.6%
Edison International	419	24,348
Entergy Corp.	23,130	2,355,097
Evergy, Inc.	954	58,852
Eversource Energy	5,000	418,500
FirstEnergy Corp.	5,507	232,726
Hawaiian Electric Industries, Inc.	38,890	1,534,599
IDACORP, Inc. (b)	12,529	1,168,079
NRG Energy, Inc.	37,619	1,356,165
OGE Energy Corp.	160,187	5,017,057
Portland General Electric Co.	17,388	819,149
PPL Corp.	295,013	8,242,663
Xcel Energy, Inc.	121,497	7,900,950
		29,128,185
Gas Utilities - 0.4%
UGI Corp.	134,603	4,285,760
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. Class C	37,418	819,828
The AES Corp.	442,102	5,521,854
Vistra Energy Corp.	336,552	6,879,123
		13,220,805
Multi-Utilities - 1.9%
Ameren Corp.	31,521	2,355,564
CMS Energy Corp.	49,324	2,889,400
Consolidated Edison, Inc.	20,343	1,526,946
DTE Energy Co.	67,982	7,312,824
MDU Resources Group, Inc.	141,692	3,083,218
Public Service Enterprise Group, Inc.	36,227	1,849,026
Sempra Energy	11,788	1,488,942
WEC Energy Group, Inc.	3,768	345,639
		20,851,559
Water Utilities - 0.1%
Essential Utilities, Inc.	19,509	853,714

TOTAL UTILITIES		68,340,023

TOTAL COMMON STOCKS
(Cost $1,057,147,051)		1,083,849,859

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.11% (c)	14,906,539	14,909,521
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	9,067,581	9,068,488
TOTAL MONEY MARKET FUNDS
(Cost $23,978,209)		23,978,009
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,081,125,260)		1,107,827,868
NET OTHER ASSETS (LIABILITIES) - (0.3)%(e)		(3,726,372)
NET ASSETS - 100%		$1,104,101,496

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	115	June 2020	$20,266,450	$4,493,463	$4,493,463

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,440,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,666
Fidelity Securities Lending Cash Central Fund	71,860
Total	$207,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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